RELATED PARTY TRANSACTIONS	12 Months Ended
Aug. 31, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS [Text Block]

11. RELATED PARTY TRANSACTIONS

All amounts receivable and amounts payable owing to or from related parties are non-interest bearing with no specific terms of repayment.  Transactions with related parties are in the normal course of business and are recorded at consideration established and agreed to by the parties.  Transactions with related parties are as follows:

(a) During the year ended August 31, 2020 $313 ($326 - August 31, 2019) was paid or accrued to independent directors for directors' fees and services.

(b) During the year ended August 31, 2020, the Company paid or accrued payments of $54 ($54 - August 31, 2019) from West Vault Mining Inc. ("West Vault" formerly West Kirkland Mining Inc.), a company with two directors in common, for accounting and administrative services. All amounts due from West Kirkland have been paid subsequent to year end.

(c) In fiscal 2018, the Company closed a private placement with Deepkloof whereby HCI acquired a right to nominate one person to the board of directors of the Company and a right to participate in future equity financings of the Company to maintain its pro-rata interest.  HCI has exercised its right to nominate one person to the board of directors.  In February, August and December 2019, then in June and October 2020 through private placements Deepkloof subscribed for 2,141,942, 6,940,000, 612,931, 500,000 and 1,146,790 shares respectively.  At August 31, 2020 HCI's total ownership interest was approximately 31.33%.

Key Management Compensation

The remuneration the CEO, CFO and other key management personnel and the directors during the years ended August 31, 2020 to 2018 is as follows:

Year ended	August 31, 2020	August 31, 2019	August 31, 2018
Salaries	$916	$927	$963
Directors fees	261	171	184
Share-based payments - management	907	393	13
Share-based payments - directors	52	155	12
Total	$2,136	$1,646	$1,172